Consolidated Balance Sheets (Parentheticals) - $ / shares	Oct. 31, 2024 [1]	Oct. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, share issued	117,885,481	52,774,579
Ordinary shares, share outstanding	117,885,481	52,774,579

[1]	Shares and per share data are presented on a retroactive basis to give effect to the reverse recapitalization.